TRADE PAYABLES (Tables)	12 Months Ended
Dec. 31, 2023
Trade Payables
Schedule of trade payables

		Consolidated
	12/31/2023	12/31/2022
Trade payables	7,867,431	6,723,077
(-) Adjustment present value	(96,851)	(79,893)
	7,770,580	6,643,184

Classified:
Current	7,739,520	6,596,915
Non-current	31,060	46,269
	7,770,580	6,643,184